Revenue (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue from contracts with customers

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Sale of power	47,759	47,673	58,990	778
Sale of services - management shared services	15	14	—	—
Income from engineering, procurement and construction service	543	434	295	4
Sale of services - operation and maintenance services (refer Note 45)	16	37	0	0
Others	79	29	64	1
Revenue from contracts with customers	48,412	48,187	59,349	782

Summary of Contract balance

	As at April 1,	As at March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Trade receivables (refer Note 8)	25,914	35,980	44,819	591
Contract liabilities (refer Note 24)	1	1,425	—	—